Commitments and contingencies (Details Narrative)	Feb. 04, 2025 USD ($)	Feb. 04, 2025 SEK (kr)	Nov. 15, 2024 USD ($)
Notes and other explanatory information [abstract]
Liability within trade and other payables			$ 13,200,000
Default interest	$ 9,552,778
Legal costs | kr		kr 9,312,597